SCHEDULE OF NOTES PAYABLE RELATED PARTY (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total loans payable			$ 53,500	$ 68,000
Notes payable – related parties, current portion		$ (1,728,651)	(6,000)	(12,000)
Notes payable to related party, net of current portion			47,500	56,000
Total notes payable – related parties		1,728,651	1,531,651
Notes payable – related parties, net of current portion			1,525,651
Notes Payable Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)	[1]	1,352,651	1,352,651
Notes Payable Related Party One [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)	[2]	200,000
Notes Payable Related Party Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)	[3]	125,500	125,500
Notes Payable Related Party Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)	[4]	$ 50,500	53,500
Kona Gold LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)				8,500
Gold Leaf [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable – related party (d)			$ 53,500	$ 59,500

[1]	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 and December 31, 2021, outstanding principal was $1,352,651 and $1,352,651, respectively.
[2]	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 the outstanding principal was $200,000.
[3]	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2022, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 and December 31, 2021, outstanding principal was $125,500 and $125,500, respectively.
[4]	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. Principal payment of $500 per month, with final payment due in March 2023. The outstanding principal balance of this note at December 31, 2021 was $53,500. During the six months ended June 30, 2022, the Company made principal payments of $3,000, leaving an outstanding principal balance of $50,500 at June 30, 2022.